UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Short-Intermediate Municipal Bond Fund
June 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.2%
Choctaw County,
Limited Obligation School
Warrants (Insured; ACA)	3.63	3/1/09	1,125,000	1,113,289
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/09	2,000,000	2,035,240
Arizona--1.4%
Chandler Industrial Development
Authority, IDR (Intel
Corporation Project)	4.38	12/1/10	2,000,000	2,013,840
California--6.3%
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000	1,531,110
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	4.10	9/1/09	1,000,000	989,010
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.88	4/1/10	5,000,000	4,970,700
Imperial Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Imperial
Redevelopment Project)	4.50	12/1/11	1,300,000	1,282,294
Colorado--2.7%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	769,500
Countrydale Metropolitan District
(LOC; Compass Bank)	3.50	12/1/07	3,000,000	2,994,060
Connecticut--.3%
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.05	9/1/07	330,000	330,828
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	5.00	1/1/08	100,000	100,465
District Of Columbia--1.3%
District of Columbia,
Enterprise Zone Revenue (819
7th Street, LLC Issue) (LOC;
Branch Banking and Trust
Company)	3.60	10/1/09	1,845,000	1,814,908

Florida--5.0%
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	2,000,000	2,058,100
Lee County Industrial Development
Authority, Healthcare
Facilities Revenue (Cypress
Cove at Healthpark Florida,
Inc. Project)	4.75	10/1/08	3,000,000	3,002,280
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA)	5.00	5/1/11	2,000,000	2,062,860
Georgia--2.5%
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/07	640,000	641,178
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/08	835,000	845,454
Development Authority of the City
of Milledgeville and Baldwin
County, Revenue (Georgia
College and State University
Foundation Property III, LLC
Student Housing System Project)	5.00	9/1/09	1,045,000	1,067,896
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	980,000	1,009,165
Hawaii--.3%
Kuakini,
Health System Special Purpose
Revenue	5.00	7/1/07	430,000	430,017
Illinois--.7%
Illinois Housing Development
Authority, Housing Revenue	3.85	7/1/09	1,000,000	997,040
Indiana--1.5%
Indiana Development Finance
Authority, EIR (USX
Corporation Project)	5.25	12/2/11	2,000,000	2,091,540
Iowa--.7%
Coralville,
Annual Appropriation GO Urban
Renewal Bond Anticipation
Project Notes	4.25	6/1/09	1,000,000	1,002,710
Kansas--2.8%
Burlington,

EIR, Series A (Kansas City
Power and Light Company
Project)	4.75	10/1/07	1,000,000	1,001,780
Burlington,
EIR, Series B (Kansas City
Power and Light Company
Project)	4.75	10/1/07	2,000,000	2,002,420
Burlington,
EIR, Series D (Kansas City
Power and Light Company
Project)	4.75	10/1/07	1,000,000	1,001,030
Louisiana--2.3%
Louisiana Public Facilities
Authority, Revenue (Pennington
Medical Foundation Project)	4.00	7/1/11	1,000,000	987,260
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.00	3/1/10	1,095,000	1,095,361
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000	1,163,732
Maine--1.6%
Maine Educational Loan Marketing
Corporation, Subordinate
Student Loan Revenue	6.50	11/1/09	2,195,000	2,237,539
Massachusetts--3.9%
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.15	12/1/07	1,550,000	1,555,565
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.35	12/1/10	3,800,000	3,934,444
Michigan--1.9%
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000	1,535,385
Michigan Strategic Fund,
LOR (The Dow Chemical Company
Project)	4.60	6/1/08	1,075,000	1,078,150
Nebraska--2.2%
University of Nebraska Board of
Regents, Revenue (University
of Nebraska-Lincoln Memorial
Stadium Project)	5.00	11/1/07	3,035,000	3,047,231
New Jersey--4.5%
Bayonne,
BAN	4.75	10/26/07	1,000,000	1,001,340
Bayonne,
BAN	5.00	10/26/07	2,095,960	2,099,900
Bayonne,
TAN	4.75	9/18/07	2,317,000	2,319,549
Tobacco Settlement Financing

Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000	996,580
New Mexico--1.9%
Farmington,
PCR (Southern California
Edison Company Four Corners
Project) (Insured; FGIC)	3.55	4/1/10	2,000,000	1,966,880
Jicarilla Apache Nation,
Revenue	4.00	9/1/08	765,000	766,033
New York--13.2%
Hempstead Town Industrial
Development Agency, RRR
(American Ref-Fuel Company of
Hempstead Project)	5.00	6/1/10	1,000,000	1,018,010
New York City Housing Development
Corporation, MFHR	4.25	5/1/10	2,000,000	2,009,940
New York City Housing Development
Corporation, MFHR	3.95	11/1/10	4,500,000	4,480,740
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/08	1,000,000	1,005,600
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.00	1/1/10	3,000,000	3,066,540
New York State Housing Finance
Agency, MFHR (Crotona Estates
Apartments)	3.95	8/15/10	1,085,000	1,078,783
New York State Housing Finance
Agency, MFHR (Highland Avenue
Senior Apartments)	4.40	2/15/11	2,000,000	2,004,520
New York State Housing Finance
Agency, MFHR (Park Drive Manor
II Apartments) (LOC: NBT Bank
and The Bank of New York)	4.13	8/15/11	1,000,000	995,650
New York State Power Authority,
Revenue	5.00	11/15/09	2,000,000	2,053,440
Suffolk County Industrial
Development Agency, Continuing
Care Retirement Community
Revenue (Jefferson's Ferry
Project)	4.20	11/1/08	845,000	845,600
North Carolina--3.8%
Fayetteville Public Works
Commission, Revenue (Insured;
FSA)	3.55	1/15/08	1,195,000	1,193,542
North Carolina Medical Care
Commission, Health Care

Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community)	3.80	11/1/09	500,000	493,650
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (Cypress Glen
Retirement Community)	3.80	10/1/07	3,650,000	3,640,875
Ohio--9.1%
Cuyahoga County,
Housing Revenue (Riverside
Park Homes Project)	3.90	11/1/09	2,300,000	2,289,834
Hamilton County,
Local District Cooling
Facilities Revenue
(Trigen-Cinergy Solutions of
Cincinnati LLC Project)	4.60	6/1/09	2,000,000	1,983,100
Lorain County,
Hospital Facilities Revenue
and Improvement (Catholic
Healthcare Partners)	5.25	10/1/07	3,515,000	3,527,232
Ohio,
Common Schools GO	2.45	9/14/07	2,000,000	1,991,060
Ohio Water Development Authority,
PCR (The Cleveland Electric
Illuminating Company Project)	3.75	10/1/08	3,000,000	2,985,870
Oklahoma--2.8%
Oklahoma Development Finance
Authority, LR (Oklahoma State
System Higher Education)
(Insured; MBIA)	3.00	12/1/08	800,000	789,120
Tulsa County Independent School
District Number 1, Combined
Purpose (Insured; MBIA)	0.00	8/1/07	2,000,000	1,993,240
Tulsa County Independent School
District Number 5, Combined
Purpose	4.00	7/1/08	1,160,000	1,163,004
Pennsylvania--5.0%
Allegheny County Hospital
Development Authority, HR
(Jefferson Regional Medical
Center)	4.10	5/1/09	525,000	523,751
Allegheny County Hospital
Development Authority, HR
(Jefferson Regional Medical
Center)	4.20	5/1/10	550,000	548,356
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,042,140
Delaware Valley Regional Finance
Authority, Local Government
Revenue (Insured; AMBAC)	0.89	7/1/07	2,000,000 a	1,999,740

Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (The Children's
Hospital of Philadelphia
Project)	4.25	7/1/11	1,000,000	1,006,040
Pittsburgh Urban Redevelopment
Authority, MFHR (Lou Mason Jr.
Replacement Housing Facility
Project)	5.00	12/1/07	1,000,000	1,000,120
Rhode Island--1.9%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)	5.00	5/15/11	2,600,000	2,668,926
South Carolina--1.8%
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; MBIA)	5.00	4/1/12	2,000,000	2,083,520
Spartanburg,
Water System Revenue (Insured;
FSA)	4.00	6/1/11	500,000	501,340
Tennessee--1.4%
Memphis-Shelby County Airport
Authority, Special Facilities
Revenue (Federal Express
Corporation)	5.00	9/1/09	2,000,000	2,031,320
Texas--5.0%
Bexar County Health Facilities
Development Corporation,
Revenue (Army Retirement
Residence Foundation Project)	5.00	7/1/11	670,000	684,244
Houston,
Airport System Subordinate
Lien Revenue (Insured; FGIC)	6.00	7/1/11	4,200,000	4,321,926
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	3.91	12/15/09	2,000,000 a	1,996,000
Virginia--3.8%
Hopewell,
Public Improvement	5.00	7/15/09	3,250,000	3,252,860
Peninsula Ports Authority,
Coal Terminal Revenue
(Dominion Terminal Associates
Project - DETC Issue)	3.30	10/1/08	1,135,000	1,121,289
Western Virginia Regional Jail
Authority, Regional Jail
Facility RAN	4.13	12/1/09	1,000,000	1,004,680
Washington--.7%

Washington,
COP (Department of Ecology)
(Insured; AMBAC)	4.50	4/1/08	1,000,000	1,005,080
Wisconsin--1.8%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/10	1,500,000	1,546,590
Wisconsin Health and Educational
Facilities Authority, Revenue
(Froedtert and Community
Health, Inc. Obligated Group)	5.00	4/1/10	1,000,000	1,025,650
Total Long-Term Municipal Investments
(cost $136,301,468)				135,916,585
Short-Term Municipal	Coupon	Maturity	Principal
Investment--1.4%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related;
Government Development Bank of
Puerto Rico, CP
(cost $2,000,000)	4.10	8/17/07	2,000,000	1,999,460
Total Investments (cost $138,301,468)			97.7%	137,916,045
Cash and Receivables (Net)			2.3%	3,306,195
Net Assets			100.0%	141,222,240
a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance

GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)